Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill [Line Items]
Balance	$ 223,697	$ 223,368
Goodwill acquired during the year:
magicJack purchase price adjustment		3,542
magicJack allocation to the sale of a division		(3,213)
Balance	227,046	223,697
Goodwill acquired during the year:
Acquisition of other business	3,349
Capital Markets Segment [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill [Line Items]
Balance	50,806	50,806
Goodwill acquired during the year:
magicJack purchase price adjustment
magicJack allocation to the sale of a division
Balance	50,806	50,806
Goodwill acquired during the year:
Acquisition of other business
Wealth Management Segment [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill [Line Items]
Balance	28,396	28,396
Goodwill acquired during the year:
magicJack purchase price adjustment
magicJack allocation to the sale of a division
Balance	28,396	28,396
Goodwill acquired during the year:
Acquisition of other business
Auction and Liquidation Segment [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill [Line Items]
Balance	1,975	1,975
Goodwill acquired during the year:
magicJack purchase price adjustment
magicJack allocation to the sale of a division
Balance	1,975	1,975
Financial Consulting Segment [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill [Line Items]
Balance	20,331	20,331
Goodwill acquired during the year:
Balance	23,680	20,331
Goodwill acquired during the year:
Acquisition of other business	3,349
Principal Investments- United Online and magicJack Segment [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill [Line Items]
Balance	122,189	121,860
Goodwill acquired during the year:
magicJack purchase price adjustment		3,542
magicJack allocation to the sale of a division		(3,213)
Balance	$ 122,189	$ 122,189